Capital Stock - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 17, 2013	Dec. 29, 2012
Class of Stock [Line Items]
Common stock, shares authorized	5,000,000,000	5,000,000,000
Preferred stock, shares authorized	500,000,000
Common stock, shares outstanding	587,331,944	596,234,450		592,763,708
Preferred Stock-Shares Issued	0	0		0
Preferred Stock-Shares Outstanding	0	0		0
Share Repurchase Program- Authorized Amount			$ 3,000
Shares of common stock repurchased	(13,073,863)	0
Shares of common stock repurchased, value	$ (746)
Treasury shares repurchased, amount accrued	$ (6)
Restricted Stock
Class of Stock [Line Items]
Common stock, shares outstanding	300,000